Organization and Principal Activities	6 Months Ended
Jun. 30, 2021
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

CooTek (Cayman) Inc. (the “Company”) was incorporated in the Cayman Islands on March 5, 2012. The Company, its subsidiaries, its consolidated Variable Interest Entities (“VIEs”) and VIEs’ subsidiaries (collectively referred to as the “Group”) are a fast-growing mobile internet company with a global vision, offering mobile applications including a portfolio of content-rich mobile applications.